Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
The consolidated financial statements of Ben are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Ben, its wholly-owned and majority-owned subsidiaries and, certain variable interest entities (“VIEs”), in which the Company is the primary beneficiary. An enterprise is determined to be the primary beneficiary of a VIE if it holds a controlling financial interest consistent with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810,
Consolidation
(“ASC 810”), as amended.

Basis of Presentation and Principles of Consolidation
The consolidated financial statements of Ben are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Ben, its wholly-owned and majority-owned subsidiaries and, certain variable interest entities (“VIEs”), in which the Company is the primary beneficiary. An enterprise is determined to be the primary beneficiary of a VIE if it holds a controlling financial interest consistent with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810,
Consolidation
(“ASC 810”), as amended.

Basis of Presentation and Principles of Consolidation
The Customer ExAlt Trusts are considered VIEs for which Ben has a variable interest and is considered the primary beneficiary. Thus, Ben is required to consolidate all of the Customer ExAlt Trusts. The entities in which the Customer ExAlt Trusts hold an ownership interest are investment companies (i.e., funds) under ASC 946,
Financial Services — Investment Companies
(“ASC 946”). Thus, the investments in
non-investment
companies made by these funds are accounted for in accordance with ASC 946 and are not subject to consolidation or the disclosure requirements of ASC 810. Moreover, further consolidation provisions of ASC 946 are not applicable to Ben since these investment companies do not have an investment in an operating entity that provides services to the investment company or to Ben.
All intercompany accounts and transactions have been eliminated in consolidation, and the portion of income allocated to owners other than the Company is included in “net income (loss) attributable to noncontrolling interests” in the consolidated statements of comprehensive income (loss). With the consolidation of the Customer ExAlt Trusts, interest and fees income and any related receivable charged by Ben Liquidity and Ben Custody to the Customer ExAlt Trusts are eliminated in the presentation of our consolidated financial statements. While these amounts are eliminated solely for financial reporting purposes, such amounts are earned by Ben Liquidity and/or Ben Custody from the Customer ExAlt Trusts and directly impact the income (loss) allocable to Ben’s and BCH’s equity holders, as further discussed in Note 3.
The accompanying unaudited interim consolidated financial statements of the Company do not contain the detail or footnote disclosure concerning accounting policies and other matters that would be included in full fiscal year consolidated financial statements; therefore, they should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in the Company’s Annual Report. The consolidated statement of financial condition as of March 31, 2023 is from the Company’s audited financial statements. In the opinion of management, all material adjustments, consisting of normal and recurring adjustments, have been made that were considered necessary to present fairly the financial condition, results of operations and cash flows at the interim date and for the interim periods presented. Operating results for the interim periods disclosed herein are not necessarily indicative of results that may be expected for a full year.

The Customer ExAlt Trusts are considered VIEs for which Ben has a variable interest and is considered the primary beneficiary. Thus, Ben is required to consolidate all of the Customer ExAlt Trusts. The entities in which the Customer ExAlt Trusts hold an ownership interest are investment companies (i.e., funds) under ASC 946,
Financial Services — Investment Companies
(“ASC 946”). Thus, the investments in
non-investment
companies made by these funds are accounted for in accordance with ASC 946 and are not subject to consolidation or the disclosure requirements of ASC 810. Moreover, further consolidation provisions of ASC 946 are not applicable to Ben since these investment companies do not have an investment in an operating entity that provides services to the investment company or to Ben.
All intercompany accounts and transactions have been eliminated in consolidation, and the portion of income allocated to owners other than the Company is included in “net income (loss) attributable to noncontrolling interests” in the consolidated statements of comprehensive income (loss). With the consolidation of the Customer ExAlt Trusts, interest and fees income and any related receivable charged by Ben Liquidity and Ben Custody to the Customer ExAlt Trusts are eliminated in the presentation of our consolidated financial statements. While these amounts are eliminated solely for financial reporting purposes, such amounts are earned by Ben Liquidity and/or Ben Custody from the Customer ExAlt Trusts and directly impact the income (loss) allocable to BCG’s and BCH’s equity holders as further discussed in Note 3.

Initial Recapitalization and Common Unit Conversion
Initial Recapitalization and Common Unit Conversion
On June 6, 2023, immediately prior to the Conversion, the BCG Recapitalization was as follows: (i) the limited partnership agreement of BCG was amended to create the BCG Class B Common Units, and the existing common units were renamed the “BCG Class A Common Units; and (ii) certain holders of the BCH Preferred A.1 entered into BCG Conversion and Exchange Agreements with BCG and BCH, pursuant to which they converted certain BCH Preferred A.1 to Class S Ordinary Units, which were then contributed to BCG in exchange for BCG Class A Common Units.
Prior to the conversion on June 6, 2023, when the Company was a Delaware limited partnership, the Company’s equity interests consisted of common units, one series of preferred units, and noncontrolling interests. Pursuant to the Conversion, each BCG Class A Common Unit converted into 1.25 shares of Class A common stock, each BCG Class B Common Unit converted into 1.25 shares of Class B common stock, and the capital account balance of the BCG Preferred
B-2
Unit Accounts converted into shares of Class A common stock at a rate based on a 20% discount to the $10.00 valuation of the Class A common stock (or $8.00). As a result, in the Conversion, we issued 86,116,884 shares of Class A common stock with respect to the BCG Class A Common Units, 19,140,451 shares of Class B common stock with respect to the BCG Class B Units and 94,050,534 shares of Class A common stock with respect to the BCG Preferred
B-2
Unit Accounts.

For the periods prior to the Closing, the number of outstanding units, weighted average number of outstanding units, loss per common unit, equity-based compensation and other financial amounts previously expressed on the basis of Common Units have been retroactively adjusted on the basis of Common Stock reflecting the common unit conversion ratio, as described above.

Use of Estimates
Use of Estimates
The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. These estimates and assumptions are based on information available as of the date of the consolidated financial statements and could differ from actual results. Material estimates that are particularly susceptible to change in the near term relate to the fair value determination of investments in alternative assets held by the Customer ExAlt Trusts, the fair value determination of the investment in debt securities, determination of the allowance for credit losses as an input to the allocation of income (loss) to Ben’s or BCH’s equity holders, evaluation of potential impairment of goodwill and other intangibles, and determining the grant date fair value for certain share-based compensation awards.
Significant accounting policies are detailed in Note 2 to the consolidated financial statements included in the Company’s Annual Report. Other than new policies related to the adoption of ASU
2016-13
as described in Note 3 and those below, there are no new or revised significant accounting policies as of June 30, 2023.

Use of Estimates
The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. These estimates and assumptions are based on information available as of the date of the consolidated financial statements and could differ from actual results. Material estimates that are particularly susceptible to change in the near term relate to the fair value determination of investments in alternative assets held by the Customer ExAlt Trusts, the fair value determination of the investment in debt securities, determination of the allowance for loan losses as an input to the allocation of income (loss) to BCG’s or BCH’s equity holders, evaluation of potential impairment of goodwill and other intangibles, and determining the grant date fair value for share-based compensation awards.

Warrant Liability
Warrant Liability
The Company accounts for the warrants assumed in the Transaction (as described in Note 4), in accordance with the guidance contained in ASC 815,
Derivatives and Hedging
whereby under that provision these warrants do not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classifies these warrant instruments as a liability at fair value and adjusts the instruments to fair value at each reporting period using quoted market prices. This liability is re-measured
at each balance sheet date until the warrants are exercised or expire, and any change in fair value will be recognized in the Company’s consolidated statements of comprehensive income (loss). Such warrant classification is also subject to re-evaluation
at each reporting period.

Income Taxes
Income Taxes
On June 6, 2023, The Beneficient Company Group, L.P. changed both its regulatory and tax status from a Delaware Limited Partnership to a Nevada Corporation and changed its name from The Beneficient Company Group, L.P. to Beneficient. Beneficient made a tax election to be treated as a corporation for US tax purposes effective as of this date.
As a result of this tax election, Beneficient records current tax liabilities or assets through charges or credits to the current tax provision for the estimated taxes payable or refundable for the current year. Deferred tax assets and liabilities are recorded for future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A deferred tax valuation allowance is established if it is more likely than not that all or a portion of the deferred tax assets will not be realized. A tax position that fails to meet a more-likely-than-not
recognition threshold will result in either reduction of current or deferred tax assets, and/or recording of current or deferred tax liabilities. Interest and penalties related to income taxes are recorded in the other expense line item of the consolidated statements of comprehensive income (loss).

Income Taxes
The Company and most of its subsidiaries operate in the U.S. as partnerships for U.S. federal income tax purposes. Certain of our entities are corporations for tax purposes. In addition, certain of the wholly-owned subsidiaries of the Company will be subject to federal, state, and local corporate income taxes at the entity level and the related tax provision attributable to the Company’s share of this income tax is reflected in the consolidated financial statements.
Income taxes are accounted for using the asset and liability method of accounting. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax basis, using tax rates in effect for the year in which the differences are expected to reverse. The effect on deferred assets and liabilities of a change in tax rates is recognized in income in the period when the change is enacted. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current and deferred tax liabilities, if any, are recorded within accounts payable and accrued expenses and other liabilities in the consolidated statements of financial condition.
The Company analyzes its tax filing positions in all of the U.S. federal, state, local and foreign tax jurisdictions where it is required to file income tax returns, as well as for all open tax years in these jurisdictions. The Company records uncertain tax positions on the basis of a two-step
process: (a) determination is made whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position and (b) those tax positions that meet the more likely than not threshold are recognized as the largest amount of tax benefit that is greater than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Company recognizes accrued interest and penalties related to uncertain tax positions in other expenses within the consolidated statements of comprehensive income (loss).

Reclassification
Reclassification
Certain prior year amounts have been reclassified for consistency with the current year presentation. Specifically, $0.6 million of other expenses was reclassified to professional services for the three months ended June 30, 2022. This reclassification had no effect on total operating expenses.

Reclassification
Certain prior year amounts have been reclassified for consistency with the current year presentation. Specifically, our redeemable noncontrolling interests as of March 31, 2022, were separated to show each class on the consolidated statements of financial condition to maintain consistency with the current year presentation. This reclassification had no effect on the total redeemable noncontrolling interests or temporary equity.

Accounting Standards Not Yet Adopted
Accounting Standards Recently Adopted
On April 1, 2023, we adopted Accounting Standards Update (“ASU”)
2016-13,
Financial Instruments – Credit Losses
(Topic 326) (“CECL”), along with the subsequently issued guidance amending and clarifying various aspects of ASU
2016-13,
using the modified retrospective method as required. In accordance with that method, the comparative period’s information continues to be reported under the relevant accounting guidance in effect for that period. Upon adoption of ASU
2016-13,
the incurred loss impairment method was replaced with a new impairment model that reflects current expected lifetime losses for our ExAlt Loans receivables. The adoption of ASU
2016-13
resulted in a cumulative-effect adjustment to decrease opening common units (in the absence of retained earnings or accumulated deficit) prior to the consolidation of the Customer ExAlt Trusts by $61.1 million, resulting from an increase to our allowance for credit losses on ExAlt Loans. There is no impact to the consolidated financial statements as loans receivable and its related allowance for credit losses is eliminated in the presentation of the consolidated financial statements. The adoption of this new guidance did not result in a material impact to our available-for-sale
debt securities portfolio or asset classes other than loans receivable.
Accounting Standards Not Yet Adopted
ASU
2020-04,
Reference Rate Reform
, (Topic 848) was issued in March 2020. The amendments in Topic 848 provide optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. Topic 848 can be applied by all entities as of the beginning of the interim period that includes March 12, 2020, or any date thereafter, and entities may elect to apply the amendments prospectively through December 31, 2022. On December 31, 2022, ASU
2022-06,
Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848
was issued, which extends the period of time entities can utilize the reference rate reform relief guidance under ASU
2020-04
from December 31, 2022 to December 31, 2024. We have not utilized the optional expedients and exceptions provided by this standard, and are currently evaluating the impact of this standard on our consolidated financial statements and disclosures.

Accounting Standards Not Yet Adopted
ASU
2016-13,
Financial Instruments
,
Credit Losses
, (Topic 326) was issued in June 2016. This standard broadens the information that an entity must consider in developing its current expected credit loss (“CECL”)

estimate for loans and other financial assets measured either collectively or individually. Current U.S. GAAP delays recognition of credit losses until it is probable a loss has occurred, generally only considering past events and current conditions in measuring the incurred loss. Once implemented, this new standard will eliminate the probable initial recognition threshold and instead, will require the measurement of expected credit losses based on historical experience, current conditions, and reasonable and supportable forecasts covering the entire term of the instrument through contractual maturity. An entity must use judgment in determining the relevant information and estimation methods that are appropriate in its circumstances. This standard requires enhanced disclosures around significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the portfolio. The effective date of Topic 326 has been extended for smaller reporting companies and private companies to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years.
Our most significant implementation activities included selection of measurement methodologies and related model development, data accumulation and verification, identification of reasonable and supportable forecast periods, selection of timelines and methods for reversion to unadjusted historical information, multiple preliminary analyses including parallel runs against existing loan loss estimation processes, and design and evaluation of internal controls over the new estimation processes. We have determined we will utilize discounted cash flow methods.
Based on implementation efforts, we expect to incur an increase of approximately $61.1 million as of April 1, 2023, related to an increase in the allowance for loan losses as well as an increase in the reserve for unfunded commitments. A significant portion of this impact relates to the initial recognition of an allowance for newly originated loans. Management is in the final stages of documenting the accounting, reporting and governance processes associated with the adoption of Topic 326.
We also assessed asset classes other than loans receivable that are within the scope of CECL and determined that the adoption effects for the change in measurement of credit risk were minimal for these classes. Additionally, we have also evaluated the composition of its AFS securities and determined that the changes in Topic 326 will not have a significant effect on the current portfolio.
ASU
2020-04,
Reference Rate Reform
, (Topic 848) was issued in March 2020. The amendments in Topic 848 provide optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. Topic 848 can be applied by all entities as of the beginning of the interim period that includes March 12, 2020, or any date thereafter, and entities may elect to apply the amendments prospectively through December 31, 2022. On December 31, 2022, ASU
2022-06,
Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848
was issued, which extends the period of time entities can utilize the reference rate reform relief guidance under ASU
2020-04
from December 31, 2022 to December 31, 2024. We have not utilized the optional expedients and exceptions provided by this standard, and are currently evaluating the impact of this standard on our consolidated financial statements and disclosures.

Change in Fiscal Year
Change in Fiscal Year
On March 30, 2022, the Board of Directors of Ben Management approved a change in the Company’s fiscal year end from December 31 to March 31. The Company elected to change its fiscal year end in order to better align with its peers and with the timing in which more recent audited financial statements of its investments, whose cash flows serve as collateral to the ExAlt Loans, would be available. The change in the Company’s fiscal year end resulted in a transition period that began on January 1, 2022 and ended on March 31, 2022.

Cash, Cash Equivalents, and Restricted Cash
Cash, Cash Equivalents, and Restricted Cash
Cash and cash equivalents represent cash held in banks or money market funds with original maturities of three months or less. Interest income from cash and cash equivalents is recorded in interest income in the consolidated statements of comprehensive income (loss).
Under the terms of certain of the ExAlt Plan
™
trust agreements, certain trusts are required to maintain capital call reserves and administration reserves. These reserves are used to satisfy capital call obligations and pay fees and expenses for the trusts as required. The fees and expenses are primarily paid to Ben for serving as the administrative agent to the current trustees of certain Customer ExAlt Trusts. These reserves represent cash held in banks and are classified as restricted cash on the consolidated statements of financial condition.
Refer to Note 21 for the reconciliation of cash, cash equivalents and restricted cash on our consolidated statements of cash flows.

Investments, at Fair Value
Investments, at Fair Value
Investments held by Ben or held by the Customer ExAlt Trusts include investments in alternative assets, investments in public equity and debt securities (principally of a related party), investments in private equity securities, and put options.
•Investments in Alternative Assets
Investments in alternative assets represent the ownership interests in alternative assets and, along with other investments held by the Customer ExAlt Trusts, constitute the source of Collateral for the ExAlt Loans. These investments are predominantly private equity funds and are held by the Customer ExAlt Trusts, either through direct ownership or a beneficial interest. ASC Topic 820,
Fair Value Measurement
, permits, as a practical expedient, to estimate the fair value of these types of investments based on the net asset value (“NAV”) per share, or its equivalent, if the investment does not have a readily determinable fair value and if the NAV of such investments is calculated in a manner consistent with the measurement principles of ASC 946. The Company has elected to use NAV as a practical expedient to measure the fair value of these investments. These investments are valued based on the most recent available information, which typically has a delay due to the timing of financial information received from the individual investments. Accordingly, in determining the value of the investment, we may consider whether adjustments to the NAV are necessary in certain circumstances in which management is aware of material events that affect the value of the investments during the intervening period.
When a distribution is received, it is generally recorded as a reduction to the carrying value of that investment. Likewise, when a contribution is made, it is recorded as an increase to the carrying value of that investment. When our ownership percentage of an investment is less than three to five percent, the distribution is considered a return of investment and is classified on our consolidated statement of cash flows as a cash inflow from investing activities in accordance with ASC Topic 321,
Investments — Equity Securities.
When our ownership percentage of an investment is greater than three to five percent, we categorize distributions from investments in alternative assets on our consolidated statement of cash flows using the cumulative earnings approach in accordance with ASC Topic 323,
Investments — Equity Method and Joint Ventures
. Under this approach, distributions received are classified as cash inflows from operating activities until such time that the cumulative distributions exceed cumulative earnings for the investment. When such an excess occurs, the excess portion of the current period distribution is considered a return of investment and is classified as a cash inflow from investing activities.
•Investments in Public Equity Securities and Options
Investments in public equity securities and options primarily represent common stock ownership in GWG Holdings, Inc. (“GWG Holdings” or “GWG”) along with investments in other public companies and investments made by Ben in put options, all of which are carried at fair value. Fair value is determined using quoted market prices. Any realized gains and losses are recorded on a trade-date basis. Realized and unrealized gains and losses are recognized in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss).
•Investments in Debt Securities
Investments in debt securities primarily represent ownership in GWG Holdings’ L Bonds by certain of the Customer ExAlt Trusts. Investments in debt securities also represent ownership in privately held debt owned by certain of the Customer ExAlt Trusts. These investments are classified and accounted for as available-for-sale
(“AFS”) securities and are reported at fair value with unrealized gains and losses presented as a separate component of equity in the accumulated other comprehensive income line item.
The Company follows ASC 320 to assess whether an investment in debt securities is impaired in each reporting period. An investment in debt securities is impaired if the fair value of the investment is less than its amortized cost. If the Company intends to sell the debt security (that is, it has decided to sell the security), an other-than-temporary impairment (“OTTI”) is considered to have occurred. If the Company more likely than not will be required to sell the security before recovery of its amortized cost basis or it otherwise does not expect to recover the entire amortized cost basis of the security, an OTTI is considered to have occurred. The Company considers the expected cash flows from the investment based on reasonable and supportable forecasts as well as several other factors to estimate whether a credit loss exists. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the OTTI is recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. During the year ended March 31, 2023 and the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, the Company recognized an OTTI on its investment in debt securities of $12.6 million, $4.9 million, $13.7 million, and nil, respectively, which substantially results from its investment in GWG Holdings’ L Bonds. The impairment is recorded in the provision for credit losses line item on the consolidated statements of comprehensive income (loss).
•Investments in Other Equity Securities
Investments in other equity securities are held by certain of the Customer ExAlt Trusts and represent ownership in equity securities of privately held companies. Equity securities that do not have readily determinable fair values are initially recorded at cost and subsequently remeasured when there is (i) an observable transaction involving the same investment, (ii) an observable transaction involving a similar investment from the same issuer, or (iii) an impairment. These remeasurements are reflected in the consolidated statements of comprehensive income (loss).

Leases
Leases
We account for leases in accordance with ASC 842,
Leases
. We determine if an arrangement is or contains a lease at inception. Operating leases with a term greater than one year are included in right-of-use-assets
and lease liabilities. The
right-of-use
asset represents the Company’s right to use an underlying asset for the lease term. Related lease liabilities represent the Company’s obligation to make lease payments arising from the lease.
Right-of-use
assets and lease liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term, using the rate the Company would pay to borrow amounts equal to the lease payments over the lease term (the Company’s incremental borrowing rate). Lease expense is recognized on a straight-line basis over the lease term in other expenses in the consolidated statements of comprehensive income (loss). Common area maintenance and other related costs are considered variable lease payments and are expensed as incurred. The Company made an accounting policy election not to recognize short-term lease assets and liabilities (less than a
12-month
term) or immaterial equipment leases in its balance sheets. The Company recognizes the lease expense for these leases on a straight-line basis over the life of the lease.

Fixed Assets
Fixed Assets
Fixed assets, including leasehold improvements, are stated at cost, less accumulated depreciation and amortization. Expenditures related to leasehold improvements; furniture and fixtures; computer hardware and software; and most office equipment purchases are capitalized. Depreciation is computed using the straight-line method over the estimated useful lives of the assets (from three
to five years). For leasehold improvements, amortization is computed based on the shorter of the useful life or the lease term. Software in process is composed of costs related to internally developed software projects in the application development phase. Gains or losses on disposition of fixed assets are reflected in net income (loss). Normal costs of maintenance and repairs are treated as current expenses in the consolidated statements of comprehensive income (loss).
The Company capitalizes certain costs related to the development of internal-use
software. Costs incurred during the application development phase are capitalized. The types of costs capitalized during the application development phase primarily include consulting fees for third-party developers working on these projects. Costs related to the preliminary project stage and post-implementation activities are expensed as incurred.
Internal-use
software is amortized on a straight-line basis over the estimated useful life of the asset, which ranges from one
to
three
years.

Goodwill and Other Intangibles
Goodwill and Other Intangibles
The Company accounts for goodwill and intangible assets in accordance with ASC Topic 350,
Intangibles
–
Goodwill and Other
. The amount of goodwill initially recorded is based on the fair value of the acquired entity at the time of acquisition. Management performs goodwill and intangible asset impairment testing annually, as of January 1, or when events occur, or circumstances change that would more likely than not indicate impairment has occurred. Goodwill impairment exists when the carrying value of goodwill exceeds its implied fair value.
The Company conducted the annual impairment test for the years ended December 31, 2021 and 2020 on October 1. The Company conducted the annual impairment test for the three months ended March 31, 2022 and the year ended March 31, 2023 on January 1. This was considered a change in accounting principle as of March 31, 2022, as the impairment test for the year ended December 31, 2021 and 2020 was for the twelve months ended. The Company deemed the change of impairment test timing to be appropriate as the January 1 date better aligns with the Company’s new fiscal year end. The change in accounting principle related to the annual testing date did not delay, accelerate or avoid an impairment charge. This change was not applied retrospectively as it is impracticable to do so because retrospective application would require application of significant estimates and assumptions with the use of hindsight. Accordingly, the change was applied prospectively.
Intangible assets include insurance licensing, which has an indefinite life and is assessed for impairment annually. Factors that would require an impairment assessment include, among other things, a significant change in the extent or manner in which an asset is used, a continual decline in the Company’s operating performance, or as a result of fundamental changes in a subsidiary’s business condition.

Other Liabilities
Other Liabilities
Other liabilities consist principally of a liability related to an interest commitment, payables to affiliates, and trust payables. Refer to Note 9 for more information on these other liabilities.

Business Combinations
Business Combinations
The Company includes the results of operations of the businesses that it acquires from the acquisition date. In allocating the purchase price of a business combination, the Company records all assets acquired and liabilities assumed at fair value as of the date of acquisition, with the excess of the purchase price over the aggregate fair values recorded as goodwill. The Company determines the estimated fair values after review and consideration of relevant information, including discounted cash flows, quoted market prices and estimates made by management. The fair value assigned to identifiable intangible assets acquired is based on estimates and assumptions made by management at the time of the acquisition. The Company adjusts the preliminary purchase price allocation, as necessary, during the measurement period of up to one year after the acquisition closing date as it obtains more information as to facts and circumstances existing as of the acquisition date. Acquisition-related costs are recognized separately from the business combination and are expensed as incurred.

Noncontrolling interests – Redeemable and Non-redeemable
Noncontrolling interests – Redeemable and
Non-redeemable
Noncontrolling interests represent the portion of certain consolidated subsidiaries’ limited partnership interests or interests in the Customer ExAlt Trusts that are held by third parties. Amounts are adjusted by the noncontrolling interest holder’s proportionate share of the subsidiaries’ earnings or losses each period and for any distributions that are paid.
Noncontrolling interests are reported as a component of equity unless the noncontrolling interest is considered redeemable, in which case the noncontrolling interest is recorded as mezzanine or temporary equity (between liabilities and equity) in our consolidated statements of financial condition. The redeemable noncontrolling interest is adjusted at each balance sheet date to its maximum redemption value if the amount is greater than the carrying value. Changes in our redeemable noncontrolling interests are presented in the consolidated statements of changes in equity.
Noncontrolling interests include: (i) holders, which consist of Related Entities, as defined below, an entity affiliated with a related party, and third parties, of Class S Ordinary Units issued by BCH, (ii) holders, which consists of Related Entities, an entity affiliated with a related party, and third parties, of Class S Preferred Units issued by BCH, (iii) holder, which consists of GWG Holdings, of Preferred Series C Unit Accounts issued by

BCH, (iv) holders, which consists of unrelated charity organizations, of residual beneficial interests issued by certain of the Customer ExAlt Trusts and (v) holder, which consists of a third-party, of Class A of CT Risk Management.
Redeemable noncontrolling interests are held by holders, which consist of (i) a Related Entity, an entity affiliated with a related party, a third party, and certain directors, of Preferred A.0 issued by BCH, and (ii) a Related Entity, an entity affiliated with a related party, a third party, and certain directors, of Preferred A.1 issued by BCH.
Related Entities are defined as certain trusts and those entities held by such trusts that are controlled by our founder and in which our founder and his family members are also among classes of economic beneficiaries whether or not our founder is entitled to economic distributions from such trusts.
See Note 13 for further information of the equity instruments of the Company, including those classified as redeemable noncontrolling interests and noncontrolling interests.

Earnings (Loss) per Common Unit
Earnings (Loss) per Common Unit
The Company computes net earnings (loss) per unit attributable to common unitholders using the two-class
method required for participating securities. The
two-class
method requires income available to common unitholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The two-class
method also requires losses for the period to be allocated between common and participating securities based on their respective rights if the participating security contractually participates in losses. The Company determined that it had participating securities in the form of convertible, preferred equity securities.
Basic net earnings (loss) per unit attributable to common unitholders is computed by dividing net earnings (loss) available to common unitholders by the weighted average number of common units outstanding during the period. Diluted earnings per common units is computed in a similar manner, except that first the denominator is increased to include the number of additional common units that would have been outstanding if potentially dilutive common shares were issued using the treasury stock method or if-converted
method based on the nature of such securities. See Note 14 for additional details.

Investment Income (Loss), Net
Investment Income (Loss), Net
Investment income (loss), net consists of unrealized gains (losses) due to changes in NAV of alternative assets. For certain periods presented herein, it also consists of unrealized gains (losses) on repurchase options and unrealized gains (losses) on other noncash transactions. Refer to Note 5 for a reconciliation of the financial statement line item.

Gain (Loss) on Financial Instruments, Net
Gain (Loss) on Financial Instruments, Net
Gain (loss) on financial instruments, net consists of unrealized gains (losses) due to changes in fair value of financial instruments and realized gains (losses) from the sale of public equity securities. See Note 6 for a reconciliation of the financial statement line item.

Administration Revenues
Administration Revenues
Third-party administration fees are earned for the administration of third-party customer accounts. The Company’s performance obligation is satisfied over time and the resulting fees are recognized monthly, generally based upon the beginning of the quarter (in advance) net asset value under management and the applicable fee rate, depending on the terms of the contract. Third-party administration fee receivables are recorded on the consolidated statements of financial condition in the other assets line item and in administration revenues in the trust services and administration revenues line item on the consolidated statements of comprehensive income (loss).

Professional Services
Professional Services
Professional services primarily consist of legal fees, net of insurance reimbursable, consulting fees, and advertising costs, which are expensed as incurred and are included in professional services in the accompanying consolidated statements of comprehensive income (loss).

Share-based Compensation
Share-based Compensation
Compensation expense for all equit
y-based compensation awards is determined using the grant date fair value. For all equity-based plans, we record the impact of forfeitures when they occur. Ex pense is recognized on a straight-line basis over the requisite service period of the award, which is generally equal to the vesting period. The details of our equity-based compensation programs are discussed in Note 12.

Provision for Credit Losses
Provision for Credit Losses
The provis
i
on for credit losses consists of charges against earnings for OTTI on AFS debt securities and bad debt expense on receivables related to the Shared Services Agreement with GWG Holdings. A reconciliation of provision for credit losses for each of the periods presented herein is presented below:

	Year Ended March 31,	Three Months Ended March 31,		Year Ended December 31,
(in thousands)	2023	2022	2021	2021	2020
			(unaudited)
OTTI on AFS debt securities (Note 5)	$12,621	$4,943	$—	$13,726	$—
Bad debt expense on related party receivable (Note 9)	6,723	4,440	—	5,029	—
Bad debt expense on other receivables	1,236	—	—	—	—

Provision for credit losses	$20,580	$9,383	$—	$18,755	$—

Comprehensive Income (Loss)
Comprehensive Income (Loss)
Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on investments in available for sale debt securities carried at fair value, which are reported as a separate component of equity.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
ASC Topic 820,
Fair Value Measurement
, (Topic 820) defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The guidance also specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions.
Fair values of financial instruments are estimated using relevant market information and other assumptions. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or market conditions could significantly affect these estimates.